Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Summary of provisions

Provisions as of December 31, 2021

	Social Security Costs on
	Share-Based Payment	Other Provisions	Provisions Net
Opening balance	4,972	1,419	6,391
Additional provisions during the year	8,112	—	8,112
Exchange differences	—	27	27
Total	13,084	1,446	14,530

Provisions as of December 31, 2020

	Social Security Costs on
	Share-Based Payment	Other Provisions	Provisions Net
Opening balance	175	—	175
Additional provisions during the year	4,797	1,443	6,240
Exchange differences	—	(24)	(24)
Total	4,972	1,419	6,391